Government Grants	6 Months Ended
Jun. 30, 2025
Disclosure of Government Grants [Abstract]
Government Grants
16.
Government Grants

Details of Government grants as of June 30, 2025 and December 31, 2024 are as follows:

		June 30, 2025		December 31, 2024
Grants	Government Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	472	38	530	43
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	21	2	48	4
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	275	22	303	25
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	336	27	356	29
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	42	3	49	4
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	100	8	101	8
Hermes - Estudios	Ministerio de Industria, Comercio y Turismo	518	42	591	48
Hermes - Desarrollo	Ministerio de Industria, Comercio y Turismo	1,182	95	1,232	100
Hermes - Formación	Ministerio de Industria, Comercio y Turismo	135	11	142	11
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	24	2	26	2
Torres Quevedo	Agencia Estatal de Investigación	66	5	71	6
ILIOS-PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,870	230	2,900	235
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	368	30	371	30
REDWDS-USA	California Energy Commission	495	40	496	40
Total		6,904	555	7,216	585

As of June 30, 2025, government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)”, "Agencia Estatal de Investigación","Ministerio de Industria, Comercio y Turismo","European Climate, Infrastructure and Environment Executive Agency (CINEA)" and "California Energy Comission"for an amount of Euros 901 thousand, Euros 471 thousand, Euros 71 thousand, Euros 5,083 thousand, Euros 398 thousand and Euros 535 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2024, government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)”, "Agencia Estatal de Investigación","Ministerio de Industria, Comercio y Turismo","European Climate, Infrastructure and Environment Executive Agency (CINEA)" and "California Energy Comission"for an amount of Euros 1,034 thousand, Euros 494 thousand, Euros 77 thousand, Euros 5,259 thousand, Euros 401 thousand and Euros 536 thousand, respectively, to develop new technologies and promote smart mobility solutions.

The impact in the interim condensed consolidated statement of profit or loss and other comprehensive income (recognized in “Net Other income”) for the six months ended June 30, 2025 amounts to Euros 374 thousand, as compared to Euros 271 thousand for the six months period ended June 30, 2024.

As of June 30, 2025 Euros 1,031 thousand are pending to be received from government entities, as compared to Euros 1,872 thousand as of December 31, 2024 (Note 22).